SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933			[ ]

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	36	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940			[ ]

Amendment No.	37	[X]

PC&J PERFORMANCE FUND - File Nos. 2-87490 and 811-3906

(Exact Name of Registrant as Specified in Charter)

7812 McEwen Road, Suite 400, Dayton, Ohio	45459
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code:  937/223-0600

James M. Johnson, 7812 McEwen Road, Suite 400, Dayton, Ohio 45459

(Name and Address of Agent for Service)

Copy to:	JoAnn M. Strasser,
Thompson Hine LLP,
41 South High Street, Suite 1700,
Columbus, Ohio 43215

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 36 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 35 filed April 26, 2013 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration statement under Rule 485(b) and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Dayton, and State of Ohio on this 3rd day of May, 2013.

PC&J PERFORMANCE FUND

By:	/s/
JAMES M. JOHNSON, Attorney-In-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Capacity
)
Kathleen A. Carlson*	Treasurer, Trustee,	)
	Principal Financial	)
	and Accounting	)
	Officer	)	*By:	/s/
James M. Johnson,
/s/	President, Trustee,	)		Attorney-in-Fact
James M. Johnson	and Principal
	Executive Officer	)		May 3, 2013
)
)
John W. Lohbeck*	Trustee	)
)
)
Laura B. Pannier*	Trustee	)

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase